Related Party Balance and Transactions	12 Months Ended
Jun. 30, 2023
Related Party Balance and Transactions [Abstract]
Related Party Balance and Transactions

(11) Related Party Balance and Transactions

There are no outstanding balances as of June 30, 2023 and 2022.

The following represents the significant related party transactions for the years ended June 30, 2023, 2022 and 2021.

				For the year ended June 30,	For the year ended June 30	For the year ended June 30,
				2023	2022	2021
	Relationship	Nature	Description	US$	US$	US$
M-GEN Innovation Company Limited (hereafter “MGI”)	Common controlled by the shareholders	Trade nature	The Company’s sales	-	26,095	141,507
		Trade nature	The Company’s receipt of sales	-	(152,869)	(18,732)
		Non-trade nature	The Company’s advance paid to M-GEN Innovation Company Limited (Note 1(a))	-	-	570,609
		Non-trade nature	The Company’s receipt of advance repaid from M-GEN Innovation Company Limited (Note 1(a))	-	(926,047)	(161,592)
Wah Tong Paper Products Group Limited (hereafter “WTPPG”)	Common controlled by the shareholders	Trade nature	Management fee incurred by the Company	-	-	(501,515)
		Trade nature	The Company’s payment on management fee	-	-	541,553
		Non-trade nature	The Company’s (repayment from)/advance paid to Wah Tong Paper Products Group Limited (Note 1 (b))	-	(515,132)	515,132
Wah Tong Paper Products Factory Limited (hereafter “WTPPF”)	Common controlled by the shareholders	Trade nature	Rental expenses incurred by the Company	-	-	(211,574)
		Trade nature	The Company’s payment on rental expenses	-	-	211,574
		Non-trade nature	Decrease of an amount due from Wah Tong Paper Products Factory Limited as a result of separation of YWPPC (Note 2)	-	-	(2,058,539)
		Non-trade nature	The Company’s repayment from Wah Tong Paper Products Factory Limited	-	(1,080,604)	-
		Non-trade nature	The Company’s repayment to/(advance from) Wah Tong Paper Products Factory Limited (Note 1 (c))	-	89,145	(89,145)
Wah Tung Thai Logistics (Shenzhen) Limited (hereafter “WTTLSZ”)	Common controlled by the shareholders	Trade nature	Logistic fee incurred by the Company	-	(6,109)	(69,931)
		Trade nature	The Company’s payment on the logistic fee	-	6,109	77,571
		Trade nature	Rental income earned by the Company	-	-	35,599
		Trade nature	The Company’s receipt of rental income	-	-	(35,599)
		Trade nature	The Company’s receipt of sales	-	(15,998)	-
		Non-trade nature	The Company’s receipt of advance repaid from by Wah Tung Thai Logistics (Shenzhen) Limited (Note 1(d))	-	-	(320,029)
		Non-trade nature	The Company’s repayment to Wah Tung Thai Logistics (Shenzhen) Limited (Note 1 (d))	-	5,544	-
Sing Wise Limited (hereafter “Sing Wise”)	Common controlled by the shareholders	Trade nature	Import service incurred by the Company	-	-	(1,586)
		Trade nature	The Company’s payment to import service	-	-	1,869
		Trade nature	The Company’s sales	-	-	18,679
		Trade nature	The Company’s receipt of sales	-	(7,072)	(14,411)
		Non-trade nature	The Company’s repayment to Sing Wise Limited	-	4,921	-
		Non-trade nature	Decrease of an amount due from Sing Wise Limited as a result of separation of YWPPC (Note 3)	-	-	(380,188)

Wah Tung Thai Logistics Company Limited (hereafter “WTTL”)	Common controlled by the shareholders	Trade nature	Transportation expenses incurred by the Company	-	(10,365)	(105,464)
		Trade nature	The Company’s payment to Transportation expenses	-	14,507	112,106
		Trade nature	The Company’s sales	-	-	57,283
		Trade nature	The Company’s receipt of sales	-	-	(50,168)
Kunshan Chuangke Printing Products Co., Ltd	Common controlled by the shareholders	Trade nature	The Company’s payment on purchase	-	2,161,721	-
Yee Woo Paper Packaging (China) Company Limited (hereafter “YWPPC”)	Common controlled by the shareholders	Trade nature	Rental expenses incurred by the Company	(707,311)	(528,986)	(396,215)
		Trade nature	The Company’s payment on the rental expenses	707,311	865,767	59,434
		Non-trade nature	Increase of an amount due to Yee Woo Paper Packaging (China) Company Limited as a result of separation of YWPPC (Note 4)	-	-	(2,062,599)
		Non-trade nature	The Company’s repayment to Yee Woo Paper Packaging (China) Company Limited (Note 4)	-	2,062,599	-
Kilomate Enterprises Limited (hereafter “Kilomate”)	Common controlled by the shareholders	Non-trade nature	Decrease of an amount due to Kilomate Enterprises Limited (Note 5)	-	-	236,206
Millennium Investment International (BVI) Limited	Common controlled by the shareholders	Non-trade nature	Decrease of an amount due to Millennium Investment International (BVI) Limited (Note 6)	-	-	1,580,168
Lai Por	Controlling shareholder	Non-trade nature	Company’s acquisition of Yee Woo Paper Industry (Shenzhen) Co., Ltd. and Millennium Printing International Limited (Note 7)	-	-	(1,674,429)
		Non-trade nature	Decrease of an amount due to shareholder (Note 8)	-	-	1,883,003
		Non-trade nature	The Company’s net repayment to shareholders (Note 1(e))	-	115,566	985,451
		Non-trade nature	Increase in dividend payable to the Controlling Shareholders (Note 9)	-	(1,162,197)	-
		Non-trade nature	Dividend waived and capitalized as additional paid in capital (Note 9)	-	1,162,197	-
		Non-trade nature	Amount due to shareholders was waived and capitalized as additional paid in capital (Note 10)	-	1,102,427	-
Lai Yau Shing	Controlling shareholder	Non-trade nature	Company’s acquisition of Yee Woo Paper Industry (Shenzhen) Co., Ltd. and Millennium Printing International Limited (Note 7)	-	-	(1,674,429)
		Non-trade nature	Decrease of an amount due to shareholder (Note 8)	-	-	1,883,003
		Non-trade nature	The Company’s net repayment to shareholders (Note 1(e))	-	115,566	985,451
		Non-trade nature	Increase in dividend payable to the Controlling Shareholders (Note 9)	-	(1,162,197)	-
		Non-trade nature	Dividend waived and capitalized as additional paid in capital (Note 9)	-	1,162,197	-
		Non-trade nature	Amount due to shareholders was waived and capitalized as additional paid in capital (Note 10)	-	1,102,427	-

Lai Yau Chuen	Controlling shareholder	Non-trade nature	Company’s acquisition of Yee Woo Paper Industry (Shenzhen) Co., Ltd. And Millennium Printing International Limited (Note 7)	-	-	(1,674,429)
		Non-trade nature	Decrease of an amount due to shareholder (Note 8)	-	-	1,883,003
		Non-trade nature	The Company’s net repayment to shareholders (Note 1(e))	-	115,566	985,451
		Non-trade nature	Increase in dividend payable to the Controlling Shareholders (Note 9)	-	(1,162,197)	-
		Non-trade nature	Dividend waived and capitalized as additional paid in capital (Note 9)	-	1,162,197	-
		Non-trade nature	Amount due to shareholders was waived and capitalized as additional paid in capital (Note 10)	-	1,102,427	-
Lai Yau Sang	Controlling shareholder	Non-trade nature	Company’s acquisition of Yee Woo Paper Industry (Shenzhen) Co., Ltd. and Millennium Printing International Limited (Note 7)	-	-	(1,674,429)
		Non-trade nature	Decrease of an amount due to shareholder (Note 8)	-	-	1,883,003
		Non-trade nature	The Company’s net repayment to shareholders (Note 1(e))	-	115,566	985,451
		Non-trade nature	Increase in dividend payable to the Controlling Shareholders (Note 9)	-	(1,162,197)	-
		Non-trade nature	Dividend waived and capitalized as additional paid in capital (Note 9)	-	1,162,197	-
		Non-trade nature	Amount due to shareholders was waived and capitalized as additional paid in capital (Note 10)	-	1,102,427	-
Lai Yau Fai	Controlling shareholder	Non-trade nature	Company’s acquisition of Yee Woo Paper Industry (Shenzhen) Co., Ltd. And Millennium Printing International Limited (Note 7)	-	-	(1,674,429)
		Non-trade nature	Decrease of an amount due to shareholder (Note 8)	-	-	1,883,003
		Non-trade nature	The Company’s net repayment to shareholders (Note 1(e))	-	115,566	985,451
		Non-trade nature	Increase in dividend payable to the Controlling Shareholders (Note 9)	-	(1,162,197)	-
		Non-trade nature	Dividend waived and capitalized as additional paid in capital (Note 9)	-	1,162,197	-
		Non-trade nature	Amount due to shareholders was waived and capitalized as additional paid in capital (Note 10)	-	1,102,427	-
Lai Yau Chi	Controlling shareholder	Non-trade nature	Company’s acquisition of Yee Woo Paper Industry (Shenzhen) Co., Ltd. And Millennium Printing International Limited (Note 7)	-	-	(1,674,429)
		Non-trade nature	Decrease of an amount due to shareholder (Note 8)	-	-	1,883,003
		Non-trade nature	The Company’s net repayment to shareholders (Note 1(e))	-	115,566	985,451
		Non-trade nature	Increase in dividend payable to the Controlling Shareholders (Note 9)	-	(1,162,197)	-
		Non-trade nature	Dividend waived and capitalized as additional paid in capital (Note 9)	-	1,162,197	-
		Non-trade nature	Amount due to shareholders was waived and capitalized as additional paid in capital (Note 10)	-	1,102,427	-

Note 1

All these companies were controlled by the shareholders of Millennium Group International Holdings Ltd (hereafter “MGIH”) and funds were used between these companies for efficient fund utilization purposes.

(a)	The amounts represented the advance to MGI to meet its working capital needs and payment on behalf of MGI for the purchase of raw materials. The receipt of advance repaid represented the repayment from MGI.

(b)	The amount represented the advance to WTPPG to meet its working capital needs. The receipt of advance repaid represented the repayment from WTPPG.

(c)	The advance receipt represented the advance from WTPPF to meet our working capital needs. The repayment represented the repayment to WTPPF.

(d)	The amount represented the advance to WTTLSZ to meet its working capital needs. The receipt of advance repaid represented the repayment from WTTLSZ.

(e)	The amount represented the net repayment to shareholders regarding the advances for the working capital of the group in prior years.

(f)	The related party balances between YWPPC and WTPPF was arisen from advancement to WTPPF by YWPPC to meet its working capital needs. Please also see Note 2 for more details.

(g)	The related party balances between YWPPC and Sing Wise was arisen from advancement to Sing Wise by YWPPC to meet its working capital needs. Please also see Note 3 for more details.

(h)	The related party balances between YWPPC and MGIH Group companies was arisen from advancement to MGIH Group companies by YWPPC to meet their working capital needs. Please also see Note 4 for more details.

(i)	The related party balances between MII and MGIH Group companies was arisen from advancement to MGIH Group companies by MII to meet their working capital needs. Please also see Note 6 for more details.

*	The movement as mentioned in notes 1(a) to (e) above was already included in statements of cash flows.

Note 2#

Before December 31, 2020, while YWPPC was still in the group, YWPPC has an amount due from WTPPF (Note 1 (f)). In other words, the group has an amount due from WTPPF. The separation of YWPPC from the group after December 31, 2020, resulted in decrease in amount due from WTPPF.

Note 3#

Before December 31, 2020, while YWPPC was still in the group, YWPPC has an amount due from Sing Wise (Note 1 (g)). In other words, the group has an amount due from Sing Wise. The separation of YWPPC from the group after December 31, 2020, resulted in a net decrease in amount due from Sing Wise.

Note 4#

Before December 31, 2020, YWPPC was under our groups of companies commonly held by the shareholders of MGIH and all amounts due to this company by group companies were consolidated in the financial statements and intercompany balances were eliminated within the group. The group companies had a net amount due to YWPPC at that time (Note 1 (h)). The separation of YWPPC from the group after December 31, 2020, resulted in a net increase in amount due to YWPPC and the outstanding amounts were no longer eliminated in the consolidated financial statements of MGIH for the year ended June 30, 2021. The outstanding amounts were then fully settled during the year ended June 30, 2022.

Note 5#

Kilomate is commonly held by the shareholders of MGIH Group. Kilomate had rental income from third parties before June 30, 2021 and transferred the right to receive rental income to companies in MGIH Group on its behalf and thus resulted in an amount due to Kilomate by MGIH Group. As a result of the MGIH shareholders’ undertaking to assume the liabilities due to Kilomate by the MGIH Group, the amount originally due to Kilomate by MGIH Group became amount due to the shareholders of MGIH and thus resulted in a decrease in amount due to Kilomate on June 30, 2021. The shareholders waived such amount due to them which was then recognized as additional paid-in capital in the year ended June 30, 2022. Please also see note 10 for details.

Note 6#

MII is commonly held by the shareholders of MGIH Group which had an amount due to MII (Note 1 (i)). On June 30, 2021, MII assigned the amount due to MII by MGIH to the shareholders of MII. As a result, the amount originally due to MII became amount due to the shareholders of MII who are the same shareholders of MGIH and thus resulted in a decrease in amount due to MII on June 30, 2021. The shareholders of MGIH waived such amount due to them which was then recognized as additional paid-in capital in the year ended June 30, 2022. Please also see note 10 for details.

Note 7#

The amount represented the aggregate increase in amount due to shareholders approximately $1.7 million for the year ended June 30, 2021, which was due to the following two transactions.

Before December 31, 2020, while YWPPC was still in the group, YWPISZ was the subsidiary of YWPPC. MGIH Group then acquired YWPISZ from YWPPC. YWPPC transferred the right to receive the proceeds from sales of YWPISZ to the shareholders of MGIH Group on October 19, 2020. As a result, there was an increase in amount due to shareholders as of June 30, 2021. In the year ended June 30, 2022, the shareholders waived the proceeds which were to be capitalized under the Controlling Shareholder’s waiver of amount due to the Controlling Shareholders by the Group that will be recognized as additional paid-in capital and resulted in a decrease in amount due to shareholders, please also see note 10 for details.

Before December 21, 2020, MGIH Group acquired MPI from MII and Gramade Investments Limited (hereafter “Gramade”). MII and Gramade transferred the right to receive the proceeds from sales of MPI to the shareholders of MGIH Group on December 21, 2020. As a result, there was an increase in amount due to shareholders as of June 30, 2021. In the year ended June 30, 2022, the shareholders waived the proceeds which were being capitalized under the Controlling Shareholder’s waiver of amount due to the Controlling Shareholders by the Group that will be recognized as additional paid-in capital and resulted in a decrease in amount due to shareholders, please also see note 10 for details.

Note 8#

The decrease in amount due to individual Controlling Shareholders for the year ended June 30, 2021 consists of net effect of the following:

(1)	decrease in amount due to shareholders amounting to $2.45 million for each shareholder which was capitalized under the Controlling Shareholder’s waiver of amount due to the Controlling Shareholders by the Group that was recognized as additional paid-in capital;

(2)	Amount transferred to shareholders by Kilomate and MII as described in Note 5 and Note 6 above amounting to $0.04 million and $0.26 million, respectively; and

(3)	Decrease in amount due from shareholders was arisen from separation of YWPPC from the group and at that time YWPPC carried amount due from shareholders amounting to $0.26 million before December 31, 2020. As YWPPC was separated from MGIH group after December 31 2020, this resulted in a decrease in amount due from shareholders after December 31, 2020.

#	No cash flows are involved in these transactions.

Note 9

On February 28, 2022, Millennium Printing, a Hong Kong subsidiary, declared dividend in the amount of US$7 million to its immediate holding company and thereafter the same amount of dividend was declared to those intermediate holding companies up the chain and then finally to the Controlling Shareholders. The dividend payable to the Controlling Shareholders was waived by the Controlling Shareholders during the year ended June 30, 2022 and such amount payable to shareholders was then capitalized as additional paid-in capital in the financial statements for the year ended June 30, 2022.

Note 10

The amounts outstanding to Controlling Shareholders was waived by the Controlling Shareholders and such amount payable to shareholders was capitalized as additional paid-in capital in the financial statements for the year ended June 30, 2022.